Debt Securities - Summary of Breakdown of the Global Programs for the Issuance of Negotiable Obligations Outstanding (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Grupo Financiero Galicia S.A.
Disclosure of Breakdown for Issuance of Debt Securities Outstanding [Line Items]
Authorized Amount	$ 100,000
Program Term	5 years
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Breakdown for Issuance of Debt Securities Outstanding [Line Items]
Authorized Amount	$ 2,100,000
Program Term	5 years
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Breakdown for Issuance of Debt Securities Outstanding [Line Items]
Authorized Amount	$ 500,000
Program Term	—
Tarjeta Naranja S.A.U.
Disclosure of Breakdown for Issuance of Debt Securities Outstanding [Line Items]
Authorized Amount	$ 1,000,000
Program Term	5 years